Material accounting policies - Basis of preparation (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Material Accounting Policies [Abstract]
Interest paid	€ 59,028	€ 17,137	€ 21,070
Interest received	€ 3,550	€ 1,099	€ 246